Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
		Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025 [1]	Jun. 30, 2025
C000158749 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Palmer Square Ultra-Short Duration Investment Grade Fund (PSDSX)
Average Annual Return, Percent		5.30%	2.89%	2.50%
C000248662 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Palmer Square Income Plus Fund (Class T/PSTPX)
Average Annual Return, Percent	[2]	6.17%	4.62%		3.62%
C000136684 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Palmer Square Income Plus Fund (Class I/PSYPX)
Average Annual Return, Percent		6.17%	4.47%		3.47%
Bloomberg Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Aggregate Bond Index
Average Annual Return, Percent		6.08%	(0.73%)	1.34%	1.76%	[2]
Bloomberg 1 3 year U S Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 year U.S. Corporate Index
Average Annual Return, Percent		6.60%	2.29%		2.51%	[2]
ICE BofA 3 Month U S Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent		4.71%	2.78%	2.24%

[1]	Palmer Square Ultra-Short Duration Investment Grade Fund commenced operations on October 7, 2016.
[2]	Class T shares commenced operations on February 29, 2024. The performance figures for Class T shares include the performance for the Class I shares for the periods prior to the inception date of Class T shares, adjusted for the difference in expenses related to Class I shares and Class T shares. Class I shares impose higher expenses than Class T shares.